Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 149,352	$ 476,270
Restricted cash		22,366	9,144
Cryptocurrencies		83,077	77,537
Cryptocurrencies – receivables		135,558
Trade receivables		31,374	9,627
Amounts due from related parties		9,654	15,512
Prepayments and other assets		698,291	291,929
Inventories		251,999	64,888
Financial assets at fair value through profit or loss		4,976	4,540
Total current assets		1,386,647	949,447
Non-current assets
Restricted cash		6,159	8,212
Prepayments and other assets		24,681	18,244
Financial assets at fair value through profit or loss		39,309	37,981
Mining rigs		620,667	67,324
Right-of-use assets		83,292	69,273
Property, plant and equipment		441,797	251,377
Investment properties		29,826	30,723
Intangible assets		93,432	83,235
Goodwill		35,818	35,818
Derivative assets		31,857
Deferred tax assets		11,087	6,220
Total non-current assets		1,417,925	608,407
TOTAL ASSETS		2,804,572	1,557,854
Current liabilities
Trade payables		119,818	31,471
Other payables and accruals		54,655	40,617
Amounts due to a related party		4,340	8,747
Income tax payables		13,355	2,729
Derivative liabilities		501,085	763,939
Deferred revenue		64,391	39,029
Borrowings		478,792	208,127
Borrowings from a related party		275,000
Lease liabilities		9,226	5,460
Total current liabilities		1,520,662	1,100,119
Non-current liabilities
Other payables and accruals		2,413	1,650
Deferred revenue		63,255	90,200
Borrowings		468
Borrowings from a related party		246,831
Lease liabilities		88,980	72,673
Deferred tax liabilities		14,115	16,614
Total non-current liabilities		416,062	181,137
TOTAL LIABILITIES		1,936,724	1,281,256
NET ASSETS		867,848	276,598
EQUITY
Share capital	[1]
Treasury equity		(325,597)	(160,926)
Accumulated deficit		(583,407)	(649,004)
Reserves		1,776,852	1,086,528
TOTAL EQUITY		$ 867,848	$ 276,598

[1]	Amount less than US$1,000